Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 18.165	$ 17.757	$ 17.132	$ 16.433	$ 15.538
Real estate property level expenses and taxes (in dollars per share)	8.734	8.548	7.722	7.534	7.319
Real estate income, net (in dollars per share)	9.431	9.209	9.410	8.899	8.219
Other income (in dollars per share)	6.752	6.162	4.762	3.594	3.342
Total income (in dollars per share)	16.183	15.371	14.172	12.493	11.561
Expense charges (in dollars per share)	3.439	3.161	3.318	3.290	3.092
Investment income, net (in dollars per share)	12.744	12.210	10.854	9.203	8.469
Net realized and unrealized gain on investments and loans payable (in dollars per share)	10.262	6.877	5.839	9.660	18.911
Net increase in Accumulation Unit Value (in dollars per share)	23.006	19.087	16.693	18.863	27.380
Accumulation Unit Value:
Beginning of period (in dollars per share)	417.416	398.329	381.636	362.773	335.393
End of period (in dollars per share)	$ 440.422	$ 417.416	$ 398.329	$ 381.636	$ 362.773
Total return	5.51%	4.79%	4.37%	5.20%	8.16%
Ratios to Average net Assets:
Expenses	0.78%	0.76%	0.83%	0.86%	0.86%
Investment income, net	2.90%	2.95%	2.72%	2.41%	2.37%
Portfolio turnover rate:
Real estate properties	7.80%	11.80%	2.70%	1.30%	5.70%
Marketable securities	28.70%	5.10%	5.70%	3.50%	10.00%
Accumulation Units outstanding at end of period (millions) (in shares)	60.8	60.7	61.3	62.4	60.4
Net assets end of period (millions)	$ 27,307.9	$ 25,842.6	$ 24,942.6	$ 24,304.7	$ 22,360.0